World Mutual Funds Prospectus | Emerging Markets Fund
Emerging Markets Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. Purchases of at least $250,000 in T Class shares of the fund may also qualify for sales charge discounts. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - World Mutual Funds Prospectus - Emerging Markets Fund - USD ($)	INVESTOR CLASS	I CLASS [1]	Y CLASS	A CLASS		T CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		2.50%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	none	1.00%	none	none	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%	2.00%	none		none	none	2.00%	2.00%	2.00%
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - World Mutual Funds Prospectus - Emerging Markets Fund		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	T CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		1.62%	1.42%	1.27%	1.62%	1.62%	1.62%	1.62%	1.42%	1.27%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.64%	1.44%	1.29%	1.89%	1.89%	2.64%	2.14%	1.44%	1.29%
Fee Waiver or Reimbursement	[1]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net Expenses (as a percentage of Assets)		1.29%	1.09%	0.94%	1.54%	1.54%	2.29%	1.79%	1.09%	0.94%
[1]	The advisor has agreed to waive 0.35 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 9, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - World Mutual Funds Prospectus - Emerging Markets Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	132	484	860	1,913
I CLASS	111	422	754	1,693
Y CLASS	96	375	675	1,525
A CLASS	723	1,104	1,508	2,630
T CLASS	403	797	1,215	2,376
C CLASS	233	789	1,370	2,942
R CLASS	182	637	1,118	2,441
R5 CLASS	111	422	754	1,693
R6 CLASS	96	375	675	1,525

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies
The fund will invest at least 80% of its net assets in equity securities of companies located in emerging market countries. The fund generally invests in equity securities denominated in foreign currencies.
The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in the subset of emerging markets countries that comprise the MSCI Emerging Markets Index. The countries comprising the index will change from time to time, but as of December 30, 2016 include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. In addition, a portion of the fund’s assets may be invested in frontier markets (emerging market countries at an earlier stage of development).
In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.

Principal Risks

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Frontier Emerging Markets Risk – The risks of investing in a frontier emerging market are magnified because they generally have smaller economies and less developed capital markets than traditional emerging markets. Unique risks include: potential for extreme price volatility and illiquidity, government control of certain industries or companies and limitations on foreign investment, economic and political instability, and relatively new and unsettled securities laws.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of a fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 31.24% Lowest Performance Quarter (3Q 2008): -33.40%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - World Mutual Funds Prospectus - Emerging Markets Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	11.19%		1.27%		1.84%
INVESTOR CLASS	Investor Class Return Before Taxes	7.63%		3.98%		0.95%				Sep. 30, 1997
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	7.77%		4.06%		0.73%				Sep. 30, 1997
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.52%		3.22%		0.90%				Sep. 30, 1997
I CLASS	I Class Return Before Taxes	7.76%		4.19%		1.14%				Jan. 28, 1999
Y CLASS	Y Class1 Return Before Taxes	7.90%	[1]					1.28%	[1]	Apr. 10, 2017	[1]
A CLASS	A Class2 Return Before Taxes	1.24%	[2]	2.50%	[2]	0.12%	[2]			May 12, 1999	[2]
T CLASS	T Class3 Return Before Taxes	4.71%	[3]	3.20%	[3]	0.44%	[3]
C CLASS	C Class Return Before Taxes	6.50%		2.96%		(0.05%)				Dec. 18, 2001
R CLASS	R Class Return Before Taxes	6.88%		3.45%				(2.82%)		Sep. 28, 2007
R5 CLASS	R54 Class Return Before Taxes	7.76%	[4]	4.19%	[4]	1.14%	[4]			Apr. 10, 2017	[4]
R6 CLASS	R6 Class Return Before Taxes	7.90%						1.28%		Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
[2]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for the T Class prior to its inception is based on the performance of Investor Class shares. T Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[4]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | Global Growth Fund
Global Growth Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - World Mutual Funds Prospectus - Global Growth Fund - USD ($)	INVESTOR CLASS	I CLASS [1]	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	1.00%	none	none	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%	2.00%	none		none	2.00%	2.00%	2.00%
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - World Mutual Funds Prospectus - Global Growth Fund	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.07%	0.87%	0.72%	1.07%	1.07%	1.07%	0.87%	0.72%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.08%	0.88%	0.73%	1.33%	2.08%	1.58%	0.88%	0.73%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - World Mutual Funds Prospectus - Global Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	110	344	596	1,317
I CLASS	90	281	488	1,085
Y CLASS	75	234	407	907
A CLASS	703	973	1,263	2,084
C CLASS	212	653	1,119	2,407
R CLASS	161	500	861	1,877
R5 CLASS	90	281	488	1,085
R6 CLASS	75	234	407	907

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in companies located in developed countries world-wide (including the United States). The fund may also invest in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.

Principal Risks

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets.These countries also may lack the legal, business and social framework to support securities markets.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Currency Risk – Securities denominated in foreign currencies are subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 16.38% Lowest Performance Quarter (4Q 2008): -23.44%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - World Mutual Funds Prospectus - Global Growth Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	7.51%		10.40%		3.82%
INVESTOR CLASS	Investor Class Return Before Taxes	(1.24%)		9.64%		4.36%				Dec. 01, 1998
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	(1.38%)		8.63%		3.47%				Dec. 01, 1998
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.59%)		7.63%		3.45%				Dec. 01, 1998
I CLASS	I Class Return Before Taxes	(1.05%)		9.84%		4.56%				Aug. 01, 2000
Y CLASS	Y Class1 Return Before Taxes	(0.96%)	[1]					5.33%	[1]	Apr. 10, 2017	[1]
A CLASS	A Class2 Return Before Taxes	(7.22%)	[2]	8.05%	[2]	3.47%	[2]			Feb. 05, 1999	[2]
C CLASS	C Class Return Before Taxes	(2.25%)		8.53%		3.31%				Mar. 01, 2002
R CLASS	R Class Return Before Taxes	(1.75%)		9.08%		3.83%				Jul. 29, 2005
R5 CLASS	R5 Class3 Return Before Taxes	(1.05%)	[3]	9.84%	[3]	4.56%	[3]			Apr. 10, 2017	[3]
R6 CLASS	R6 Class Return Before Taxes	(0.96%)						5.33%		Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
[2]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | International Discovery Fund
International Discovery Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - World Mutual Funds Prospectus - International Discovery Fund - USD ($)	INVESTOR CLASS	I CLASS [1]	Y CLASS	A CLASS		C CLASS	R CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	1.00%	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%	2.00%	none		none	2.00%
Maximum Account Fee	$ 25	none	none	none		none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - World Mutual Funds Prospectus - International Discovery Fund	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS
Management Fees (as a percentage of Assets)	1.63%	1.43%	1.28%	1.63%	1.63%	1.63%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.65%	1.45%	1.30%	1.90%	2.65%	2.15%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - World Mutual Funds Prospectus - International Discovery Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	168	521	898	1,953
I CLASS	148	459	793	1,734
Y CLASS	133	413	714	1,567
A CLASS	757	1,139	1,543	2,667
C CLASS	269	825	1,406	2,977
R CLASS	219	674	1,155	2,479

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies
The fund’s assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues and key business fundamentals are not only growing, but growing at an accelerating pace.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 24.17% Lowest Performance Quarter (3Q 2008): -29.25%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - World Mutual Funds Prospectus - International Discovery Fund	Label	1 Year		5 Years		10 Years
MSCI AC (All Country) World ex-U.S. Mid Cap Growth Index	MSCI ACWI ex-U.S. Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)	0.24%		6.00%		0.86%
INVESTOR CLASS	Investor Class Return Before Taxes	(5.43%)		7.10%		1.25%
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	(5.46%)		7.04%		0.66%
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.88%)		5.68%		1.15%
I CLASS	I Class Return Before Taxes	(5.18%)		7.31%		1.46%
A CLASS	A Class1 Return Before Taxes	(11.11%)	[1]	5.58%	[1]	0.42%	[1]
C CLASS	C Class Return Before Taxes	(6.35%)		6.05%		0.26%	[2]
R CLASS	R Class Return Before Taxes	(5.92%)		6.58%		0.75%	[2]
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | International Growth Fund
International Growth Fund
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - World Mutual Funds Prospectus - International Growth Fund - USD ($)	INVESTOR CLASS	I CLASS [1]	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	1.00%	none	none	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%	2.00%	none		none	2.00%	2.00%	2.00%
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - World Mutual Funds Prospectus - International Growth Fund	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.17%	0.97%	0.82%	1.17%	1.17%	1.17%	0.97%	0.82%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.18%	0.98%	0.83%	1.43%	2.18%	1.68%	0.98%	0.83%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - World Mutual Funds Prospectus - International Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	121	375	650	1,431
I CLASS	100	313	542	1,201
Y CLASS	85	265	461	1,026
A CLASS	712	1,002	1,312	2,189
C CLASS	222	683	1,170	2,510
R CLASS	171	530	913	1,985
R5 CLASS	100	313	542	1,201
R6 CLASS	85	265	461	1,026

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The fund may also invest in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 22.71% Lowest Performance Quarter (3Q 2008): -23.28%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - World Mutual Funds Prospectus - International Growth Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	1.00%		6.53%		0.75%
MSCI EAFE Growth Index	MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	(3.04%)		6.67%		1.64%
INVESTOR CLASS	Investor Class Return Before Taxes	(5.78%)		6.09%		1.49%				May 09, 1991
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	(5.74%)		5.33%		1.04%				May 09, 1991
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.04%)		4.98%		1.41%				May 09, 1991
I CLASS	I Class Return Before Taxes	(5.63%)		6.30%		1.70%				Nov. 20, 1997
Y CLASS	Y Class1 Return Before Taxes	(5.40%)	[1]					0.44%	[1]	Apr. 10, 2017	[1]
A CLASS	A Class2 Return Before Taxes	(11.45%)	[2]	4.58%	[2]	0.64%	[2]			Oct. 02, 1996	[2]
C CLASS	C Class Return Before Taxes	(6.77%)		5.04%		0.48%				Jun. 04, 2001
R CLASS	R Class Return Before Taxes	(6.29%)		5.55%		0.98%				Aug. 29, 2003
R5 CLASS	R5 Class3 Return Before Taxes	(5.63%)	[3]	6.30%	[3]	1.70%	[3]			Apr. 10, 2017	[3]
R6 CLASS	R6 Class Return Before Taxes	(5.40%)						0.44%		Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
[2]	Prior to December 3, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.